UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06563
CALVERT WORLD VALUES FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2008

Item 1. Schedule of Investments.
CALVERT CAPITAL ACCUMULATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008

	Shares	Value

EQUITY SECURITIES — 95.3%
Beverages — 1.6%
Hansen Natural Corp.*	72,000	$2,075,040

Capital Markets — 3.9%
Affiliated Managers Group, Inc.*	33,200	2,989,992
Federated Investors, Inc., Class B	58,500	2,013,570

		5,003,562

Chemicals — 3.6%
Praxair, Inc.	48,700	4,589,488

Commercial Services & Supplies — 1.3%
Watson Wyatt Worldwide, Inc.	31,300	1,655,457

Diversified Consumer Services — 2.9%
Strayer Education, Inc.	17,650	3,690,086

Diversified Telecommunication Services — 2.8%
CenturyTel, Inc.	99,100	3,526,969

Electronic Equipment & Instruments — 15.8%
Amphenol Corp.	99,800	4,479,024
Dolby Laboratories, Inc.*	70,500	2,841,150
FLIR Systems, Inc.*	100,800	4,089,456
Itron, Inc.*	40,800	4,012,680
Mettler-Toledo International, Inc.*	17,400	1,650,564
Rofin-Sinar Technologies, Inc.*	103,600	3,128,720

		20,201,594

Energy Equipment & Services — 7.7%
FMC Technologies, Inc.*	50,850	3,911,891
Superior Energy Services, Inc.*	108,300	5,971,662

		9,883,553

Gas Utilities — 5.5%
Energen Corp.	49,400	3,854,682
Oneok, Inc.	66,200	3,232,546

		7,087,228

Health Care Equipment & Supplies — 2.7%
Hospira, Inc.*	87,400	3,505,614

Health Care Providers & Services — 5.9%
DaVita, Inc.*	65,100	3,458,763
Laboratory Corp. of America Holdings*	46,500	3,237,795
Lincare Holdings, Inc.*	30,700	871,880

		7,568,438

Household Durables — 1.5%
Tupperware Brands Corp.	54,800	1,875,256

Household Products — 2.3%
Church & Dwight Co., Inc.	53,250	3,000,637

	Shares	Value

IT Services — 2.3%
Global Payments, Inc.	62,600	2,917,160

Life Sciences — Tools & Services — 5.2%
Dionex Corp.*	54,500	3,617,165
Millipore Corp.*	44,800	3,040,128

		6,657,293

Machinery — 4.2%
Donaldson Co., Inc.	91,500	4,084,560
SPX Corp.	9,600	1,264,608

		5,349,168

Metals & Mining — 3.7%
Reliance Steel & Aluminum Co.	61,800	4,764,162

Oil, Gas & Consumable Fuels — 7.4%
St. Mary Land & Exploration Co.	95,700	6,186,048
Swift Energy Co.*	51,000	3,369,060

		9,555,108

Pharmaceuticals — 2.0%
Endo Pharmaceuticals Holdings, Inc.*	108,400	2,622,196

Software — 5.8%
ANSYS, Inc.*	79,400	3,741,328
Sybase, Inc.*	125,700	3,698,094

		7,439,422

Specialty Retail — 2.7%
Advance Auto Parts, Inc.	31,900	1,238,677
Ross Stores, Inc.	63,000	2,237,760

		3,476,437

Textiles, Apparel & Luxury Goods — 2.6%
Deckers Outdoor Corp.*	24,100	3,354,720

Trading Companies & Distributors — 1.9%
WESCO International, Inc.*	60,100	2,406,404

Total Equity Securities (Cost $94,651,654)		122,204,992

	Principal
	Amount

High Social Impact Investments — 1.1%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/08 (b)(i)(r)	$1,419,488	1,413,597

Total High Social Impact Investments (Cost $1,419,488)		1,413,597

U.S. Government Agencies and Instrumentalities — 4.6%
Federal Home Loan Bank Discount Notes, 7/1/08	5,900,000	5,900,000

Total U.S. Government Agencies and Instrumentalities (Cost $5,900,000)		5,900,000

TOTAL INVESTMENTS (Cost $101,971,142) — 101.0%		129,518,589
Other assets and liabilities, net — (1.0%)		(1,290,977)

NET ASSETS — 100%		$128,227,612

	ACQUISITION
	DATES	COST

RESTRICTED SECURITIES
Calvert Social Investment Foundation Notes, 3.00%, 7/1/08	7/1/05 — 7/3/06	$1,419,488

*	Non income producing security

(b)	This security was valued by the Board of Directors, see Note A.

(i)	Restricted securities represent 1.1% of the net assets of the Fund.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008

	Shares	Value

EQUITY SECURITIES — 98.3%
AUSTRALIA — 6.6%
ASX Ltd.	99,385	$2,984,472
BlueScope Steel Ltd.	674,994	7,320,318
Harvey Norman Holdings Ltd.	47,450	140,221
OneSteel Ltd.	89,308	635,448
Santos Ltd.	1,255,042	25,745,571
Sims Group Ltd.	20,891	832,929
Tabcorp Holdings Ltd.	44,302	415,632
Woodside Petroleum Ltd.	51,948	3,353,433

		41,428,024

AUSTRIA — 4.1%
Voestalpine AG	314,805	25,851,961

BELGIUM — 3.0%
Colruyt SA	3,785	1,000,247
Delhaize Group	97,393	6,556,339
Dexia SA	715,416	11,445,899

		19,002,485

BRAZIL — 0.3%
Investimentos Itaú SA, Preferred	317,200	2,022,206

CANADA — 4.2%
EnCana Corp.	181,400	16,625,439
Research In Motion Ltd.*	85,700	10,018,330

		26,643,769

DENMARK — 1.2%
Topdanmark A/S*	2,850	430,273
Vestas Wind Systems A/S*	55,750	7,298,430

		7,728,703

FINLAND — 0.3%
Kesko Oyj, Series B	39,400	1,276,228
Metso Oyj	17,804	812,201

		2,088,429

	Shares	Value

FRANCE — 9.7%
Air France-KLM	90,147	2,163,385
BNP Paribas	3,907	354,006
Casino Guichard-Perrachon SA	8,590	973,920
CNP Assurances SA	9,446	1,067,402
France Telecom SA	798,752	23,533,325
PSA Peugeot Citroen SA	218,943	11,891,094
Sanofi-Aventis SA	181,362	12,117,607
Societe Generale Groupe	76,754	6,682,595
Thomson SA*	75,086	392,550
Ubisoft Entertainment SA*	13,403	1,176,220
Vallourec SA	3,061	1,074,461

		61,426,565

GERMANY — 7.6%
adidas AG	13,877	876,488
Beiersdorf AG	56,829	4,185,380
Commerzbank AG	45,637	1,353,928
Muenchener Rueckversicherungs AG	139,762	24,486,444
Suedzucker AG	50,785	921,267
Volkswagen AG	56,681	16,358,750

		48,182,257

GREECE — 0.3%
Alpha Bank AE	10,536	318,548
National Bank of Greece SA	34,325	1,546,955

		1,865,503

HONG KONG — 0.5%
Esprit Holdings Ltd.	310,600	3,226,640

ITALY — 0.4%
Banca Monte dei Paschi di Siena SpA	99,745	282,566
Fondiaria-SAI SpA	4,555	150,915
Pirelli & C. SpA	1,129,833	778,377
Prysmian SpA	19,979	506,206
UniCredit SpA	123,002	752,974

		2,471,038

JAPAN — 18.8%
Aisin Seiki Co. Ltd.	266,200	8,723,759
Astellas Pharma, Inc.	73,000	3,093,512
Benesse Corp.	7,000	283,454
Brother Industries Ltd.	74,700	1,026,342
Central Japan Railway Co.	139	1,531,500
Chuo Mitsui Trust Holdings, Inc.	120,000	714,192
Daihatsu Motor Co. Ltd.	230,000	2,633,770
DeNA Co. Ltd.	141	831,208
FUJIFILM Holdings Corp.	29,700	1,020,859
Fujitsu Ltd.	1,022,000	7,583,916
Hino Motors Ltd.	596,000	3,693,078
Kawasaki Kisen Kaisha Ltd.	627,000	5,886,797
Kobe Steel Ltd.	1,008,000	2,885,695
Konica Minolta Holdings, Inc.	426,000	7,192,937
Matsushita Electric Industrial Co. Ltd.	322,000	6,943,968
Mazda Motor Corp.	67	348
Mitsubishi Gas Chemical Co., Inc.	79,000	569,865
Mitsumi Electric Co. Ltd.	36,200	806,225
Nintendo Co. Ltd.	34,100	19,235,239
Nippon Paper Group, Inc.	167	456,069
Nippon Telegraph & Telephone Corp.	1,660	8,128,826
Nippon Yusen Kabushiki Kaisha	1,130,000	10,864,771
Nisshin Steel Co. Ltd.	3,403,000	11,568,726
NTT Data Corp.	165	644,835
Pioneer Corp.	32,800	264,093
Resona Holdings, Inc.	921	1,413,721
SANYO Electric Co. Ltd.*	1,671,000	3,886,778

	Shares	Value

Seiko Epson Corp.	17,100	470,214
Sumitomo Electric Industries Ltd.	215,600	2,736,875
Takefuji Corp.	46,900	652,334
Tokyo Electron Ltd.	7	403
Toyo Seikan Kaisha Ltd.	45,500	802,966
Toyoda Gosei Co. Ltd.	43,800	1,278,651
Ube Industries Ltd.	256,000	906,451

		118,732,377

MEXICO — 0.4%
Empresas ESM, Contingent Deferred Distribution (b)(i)*	350,000	87,500
Grupo Financiero Banorte SAB de CV	152,300	716,845
Telefonos de Mexico SAB de CV, Series L	881,813	1,047,470
Telmex Internacional SAB de CV, Series L*	881,813	715,429

		2,567,244

NETHERLANDS — 4.3%
Corio NV	8,618	673,517
ING Groep NV (CVA) (s)	732,649	23,368,227
Koninklijke Philips Electronics NV	82,740	2,815,580
Oce NV	7,149	88,146

		26,945,470

NORWAY — 1.1%
Orkla ASA	127,000	1,631,243
Petroleum Geo-Services ASA*	219,800	5,396,037

		7,027,280

SINGAPORE — 0.3%
Neptune Orient Lines Ltd.	685,000	1,625,859

SOUTH AFRICA — 1.4%
Aveng Ltd.	81,095	602,396
BIDVest Group Ltd.	51,530	649,273
Community Growth Fund	894,098	930,581
FirstRand Ltd.	494,300	841,981
MTN Group Ltd.	92,308	1,471,868
New Clicks Holdings Ltd.	89,730	142,272
Pick’n Pay Holdings Ltd.	61,200	92,098
Spar Group Ltd.	33,000	209,208
Telkom South Africa Ltd.	199,485	3,615,155
VenFin Ltd.*	55,800	192,241

		8,747,073

SOUTH KOREA — 2.1%
KT Corp. (ADR)	618,300	13,182,156

SPAIN — 4.1%
Repsol YPF SA	649,704	25,607,898

SWEDEN — 0.9%
Nordea Bank AB	124,800	1,721,451
Skandinaviska Enskilda Banken AB	47,600	884,920
SKF AB, Series B	110,427	1,732,152
Vostok Gas Ltd.*	11,300	1,059,756

		5,398,279

SWITZERLAND — 3.3%
Adecco SA	24,008	1,192,871
Zurich Financial Services AG	75,976	19,470,525

		20,663,396

TAIWAN — 2.8%
AU Optronics Corp. (ADR)	1,133,300	17,951,472

	Shares	Value

UNITED KINGDOM — 16.1%
3i Group plc	579,147	9,511,488
Aegis Group plc	446,172	957,029
Aggreko plc	21,559	315,229
Aviva plc	341,933	3,410,236
Barclays plc:
Common shares	360,574	2,092,371
Subscription shares	77,265	3,131
Beazley Group plc	58,893	130,428
Bellway plc	10,510	94,673
BG Group plc	27,714	721,075
British Airways plc	711,329	3,048,031
British Land Co. plc	68,790	970,221
BT Group plc	2,987,180	11,887,209
Centrica plc	1,439,887	8,892,951
Compass Group plc	717,800	5,422,767
De La Rue plc	94,287	1,675,197
GlaxoSmithKline plc	36,574	810,351
Hays plc	681,266	1,227,357
HBOS plc:
Nil Paid Rights*	290,382	62,142
Ordinary	725,957	3,988,648
Home Retail Group plc	549,703	2,385,560
IG Group Holdings plc	87,065	572,390
IMI plc	192,190	1,670,016
International Power plc	201,191	1,730,207
J Sainsbury plc	6,198	39,267
Legal & General Group plc	436,907	871,490
Lloyds TSB Group plc	530,225	3,280,024
Marks & Spencer Group plc	53,013	346,676
Melrose plc	42,531	128,693
Michael Page International plc	52,887	246,097
Mondi plc	113,197	668,137
National Express Group plc	6,916	131,068
Next plc	468,356	9,039,192
Northern Foods plc	679,817	832,287
Persimmon plc	61,871	389,206
Reckitt Benckiser Group plc	33,537	1,699,095
Royal Bank of Scotland Group plc	1,525,202	6,527,870
Schroders plc	60,395	1,098,887
Scottish & Southern Energy plc	118,360	3,305,737
Stagecoach Group plc	490,006	2,731,273
Tate & Lyle plc	311,561	2,465,392
Trinity Mirror plc	28,513	61,869
United Business Media plc	34,177	371,137
Whitbread plc	62,115	1,523,396
William Morrison Supermarkets plc	798,260	4,230,967

		101,566,467

UNITED STATES — 4.5%
AXIS Capital Holdings Ltd.	5,743	171,199
Autoliv, Inc.	7,400	344,988
BE Aerospace, Inc.*	4,956	115,425
Big Lots, Inc.*	83,300	2,602,292
CenturyTel, Inc.	3,600	128,124
Cimarex Energy Co.	16,500	1,149,555
Cummins, Inc.	12,000	786,240
Deluxe Corp.	24,300	433,026
Distributed Energy Systems Corp.*	308,138	15,407
Evergreen Solar, Inc.*	1,400	13,566
Federated Investors, Inc., Class B	5,300	182,426
GameStop Corp.*	4,900	197,960
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—
Common Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Series A Preferred (b)(i)*	69,033	111,143

	Shares	Value

Series A Preferred, Warrants (strike price $1.00/share, expires 10/10/12) (b)(i)*	1,104	674
Series B Preferred (b)(i)*	161,759	260,432
Series C Preferred (b)(i)*	36,984	59,544
Health Net, Inc.*	17,800	428,268
Integrated Device Technology, Inc.*	64,300	639,142
Invitrogen Corp.*	12,300	482,898
Liberty Media Corp. — Capital, Series A*	20,346	292,983
LifePoint Hospitals, Inc.*	18,000	509,400
Marvell Technology Group Ltd.*	33,362	589,173
MGIC Investment Corp.	46,100	281,671
Perini Corp.*	30,500	1,008,025
Powerspan Corp.:
Series A, Preferred (b)(i)*	45,455	385,655
Series B, Preferred (b)(i)*	20,000	203,548
Series C, Preferred (b)(i)*	239,764	824,788
Series D, Preferred (b)(i)*	45,928	157,992
Series D, Preferred, Warrants (strike price $3.44/share, expires 12/31/12) (b)(i)*	2,347	—
RadioShack Corp.	24,500	300,615
RF Technology, Inc. (b)(i)*	365,374	21,184
SmarThinking, Inc.:
Series 1-A, Preferred (b)(i)*	104,297	172,388
Series 1-B, Preferred (b)(i)*	163,588	31,050
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15) (b)(i)*	11,920	2,143
Terex Corp.*	55,105	2,830,744
The Buckle, Inc.	5,100	233,223
NASDAQ OMX Group, Inc.*	57,500	1,526,625
Tidewater, Inc.	79,500	5,169,885
Tiffany & Co.	5,500	224,125
United Rentals, Inc.*	92,200	1,808,042
United Stationers, Inc.*	9,400	347,330
WellCare Health Plans, Inc.*	13,700	495,255
WESCO International, Inc.*	9,900	396,396
XL Capital Ltd.	107,889	2,218,198

		28,152,747

Total Equity Securities (Cost $658,301,953)		620,105,298

	Adjusted
	Basis

Limited Partnership Interest — 0.6%
Balkan Financial Sector Equity Fund CV (b)(i)*	$395,341	441,459
China Environment Fund 2004 (b)(i)*	185,599	554,630
Emerald Cleantech Fund I (b)(i)*	867,933	705,461
GNet Defta Development Holdings LLC (a)(b)(i)*	400,000	374,984
SEAF Central and Eastern European Growth Fund LLC (a)(b)(i)*	353,848	424,814
SEAF India International Growth Fund LLC (b)(i)*	458,932	436,326
ShoreCap International LLC (b)(i)*	560,917	852,808
Terra Capital (b)(i)*	469,590	1

Total Limited Partnership Interest (Cost $3,692,160)		3,790,483

	Principal
	Amount

Certificates of Deposit — 0.0%
Self Help Credit Union, 2.63%, 2/22/09 (b)(k)	100,000	99,780
Shorebank, 3.00%, 3/15/09 (b)(k)	100,000	99,750

Total Certificates of Deposit (Cost $200,000)		199,530

	Principal
	Amount

Corporate Bonds — 0.1%
Mayer Laboratories, Inc., 6.00%, 12/31/10 (b)(i)	71,083	17,771
Micro Finance Bank of Azerbaijan, 8.477%, 8/29/12 (b)(i)	500,000	510,483

Total Corporate Bonds (Cost $571,083)		528,254

High Social Impact Investments — 0.7%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/08 (b)(i)(r)	4,431,583	4,413,192

Total High Social Impact Investments (Cost $4,431,583)		4,413,192

TOTAL INVESTMENTS (Cost $667,196,779) — 99.7%		629,036,757
Other assets and liabilities, net — 0.3%		1,918,967

NET ASSETS — 100%		$630,955,724

*	Non-income producing security.

(a)	Affiliated company.

(b)	This security was valued by the Board of Directors. See Note A.

(i)	Restricted securities represent 1.8% of net assets of the Fund.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate period end.

(s)	114,000 shares of ING Groep NV have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Fund. There are no restrictions on the trading of this security.

	ACQUISITION
	DATES	COST

RESTRICTED SECURITIES
Balkan Financial Sector Equity Fund CV, LP	1/12/06 — 8/21/07	$395,341
Calvert Social Investment Foundation Notes, 3.00%, 7/1/08	7/1/05 — 7/3/06	4,431,583
China Environment Fund 2004 LLC, LP	9/15/05 — 6/26/08	185,599
Emerald Cleantech Fund I, LP	7/19/01 — 5/15/2008	867,933
Empresas ESM, Contingent Deferred Distribution	11/2/06	350,000
GNet Defta Development Holdings LLC	8/30/05	400,000
H2Gen Innovations, Inc.:
Common Stock	11/4/04	—
Common Warrants (strike price $1.00/share, expires 10/31/13)	11/4/04	—
Series A, Preferred	11/4/04	251,496
Series A, Preferred Warrants (strike price $1.00/share, expires 10/10/12)	11/4/04	—
Series B, Preferred	10/21/04 — 10/27/04	161,759
Series C, Preferred	6/1/06	52,886
Mayer Laboratories, Inc., 6.00%, 12/31/10	12/31/96	71,083
Micro Finance Bank of Azerbaijan, 8.477%, 8/29/12	8/29/2007	500,000
Powerspan Corp:
Series A, Preferred	8/20/97	250,000
Series B, Preferred	10/05/99	200,000
Series C, Preferred	12/21/04 — 6/11/2008	273,331
Series D, Preferred	6/20/2008	157,996
Series D, Preferred Warrants (strike price $3.44/share, expires 12/31/12)	12/5/07 — 6/20/2008	—
RF Technology, Inc.	7/17/06	299,990
SEAF Central & Eastern European Growth Fund LLC, LP	8/10/00 — 2/23/06	353,848
SEAF India International Growth Fund LLC, LP	3/22/05 — 4/2/08	458,932
ShoreCap International LLC, LP	8/12/04 — 2/22/08	560,917
SmarThinking, Inc.:
Series 1-A, Preferred	4/22/03 — 5/27/05	159,398
Series 1-B, Preferred	6/10/03	250,000
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15)	5/27/05	—
Terra Capital, LP	11/23/98 — 3/14/06	469,590
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008

	Shares	Value

EQUITY SECURITIES — 81.7%
Australia — 6.4%
Arrow Energy NL*	44,939	$158,157
Cochlear Ltd.	5,529	230,806
CSL Ltd.	14,180	484,129
Energy Developments Ltd.	47,352	116,836
QBE Insurance Group Ltd.	9,655	206,832
Sonic Healthcare Ltd.	27,041	376,273

		1,573,033

Austria — 1.0%
Erste Bank der Oesterreichischen Sparkassen AG	3,354	208,832
Telekom Austria AG	1,589	34,480

		243,312

Brazil — 4.7%
Companhia Energetica de Minas Gerais (ADR)	32,990	809,904
Diagnosticos da America SA	10,000	258,894
Natura Cosmeticos SA	8,700	89,986

		1,158,784

Canada — 3.3%
Canadian Tire Corp. Ltd.	2,080	108,017
Shoppers Drug Mart Corp.	8,736	479,316
Tim Hortons, Inc.	8,059	230,856

		818,189

China — 2.5%
China Hongxing Sports Ltd.	816,000	269,831
JA Solar Holdings Co. Ltd. (ADR)*	9,240	155,694
Suntech Power Holdings Co. Ltd. (ADR)*	4,700	176,062

		601,587

Denmark — 1.9%
TrygVesta A/S	4,300	304,163
William Demant Holding A/S*	2,350	154,816

		458,979

Finland — 1.7%
Lassila & Tikanoja Oyj	7,930	194,428
YIT Oyj	8,550	215,150

		409,578

France — 4.3%
Accor SA	4,037	269,730
AXA SA	8,817	261,855
Cie Generale d’Optique Essilor International SA	4,591	280,792
Vallourec SA	646	226,756

		1,039,133

	Shares	Value

Germany — 6.6%
Adidas AG	4,982	314,669
Celesio AG	3,665	132,624
Centrotherm Photovoltaics AG*	2,292	212,041
Continental AG	3,410	350,482
Rhoen Klinikum AG	7,932	251,934
SMA Solar Technology AG*	1,925	166,721
SolarWorld AG	3,587	170,978

		1,599,449

Greece — 1.1%
Alpha Bank AE	8,787	265,668

Hong Kong — 1.1%
Cheuk Nang Holdings Ltd.	296,000	176,526
Esprit Holdings Ltd.	8,300	86,224

		262,750

Hungary — 1.0%
OTP Bank Nyrt	5,591	234,231

Japan — 13.7%
Aisin Seiki Co. Ltd.	12,300	403,089
Asahi Pretec Corp.	16,300	508,080
Benesse Corp.	6,700	271,306
Fanuc Ltd.	4,000	390,621
Ito En Ltd.	7,900	124,388
Shimano, Inc.	5,100	255,985
Shiseido Co. Ltd.	16,000	366,136
Sumitomo Chemical Co. Ltd.	38,000	239,401
Sumitomo Realty & Development Co. Ltd.	13,000	258,311
Ulvac, Inc.	10,000	350,315
USS Co. Ltd.	2,560	168,995

		3,336,627

Mexico — 2.5%
Alsea SAB de CV*	193,962	244,517
Banco Compartamos SA de CV	35,388	132,565
Urbi Desarrollos Urbanos SA de CV*	71,450	247,198

		624,280

Netherlands — 1.2%
QIAGEN NV*	9,460	191,571
TomTom NV*	3,540	101,845

		293,416

New Zealand — 0.7%
Contact Energy Ltd.	26,758	162,667

Norway — 4.1%
Petroleum Geo-Services ASA*	10,400	255,317
Prosafe Production Public Ltd.*	14,980	86,790
ProSafe SE	16,280	161,467
Tomra Systems ASA	46,100	306,024
Yara International ASA	2,200	194,866

		1,004,464

Philippines — 1.7%
Manila Water Co., Inc.	1,025,000	416,667

Singapore — 2.8%
City Developments Ltd.	43,000	343,153
ComfortDelgro Corp. Ltd.	146,000	160,929
Hyflux Ltd.	81,000	177,970

		682,052

	Shares	Value

Spain — 2.5%
Acciona SA	1,133	269,136
Banco Bilbao Vizcaya Argentaria SA	8,801	168,663
Ebro Puleva SA	9,368	179,087

		616,886

Sweden — 2.4%
Autoliv, Inc.	6,300	293,706
Svenska Cellulosa AB, Series B	21,200	299,992

		593,698

Switzerland — 2.1%
Adecco SA	5,754	285,895
Swatch Group AG	4,668	218,670

		504,565

United Kingdom — 6.2%
Cattles plc	6,047	16,131
FirstGroup plc	10,182	105,400
Hiscox Ltd.	16,960	70,225
Informa plc	12,243	100,657
Johnson Matthey plc	7,972	292,957
Legal & General Group plc	94,708	188,912
Severn Trent plc	7,926	202,593
SSL International plc	27,016	239,997
Trading Emissions plc*	82,774	249,639
Workspace Group plc	14,505	41,797

		1,508,308

United States — 6.2%
DaVita, Inc.*	8,653	459,734
Energy Conversion Devices, Inc.*	1,447	106,557
Evergreen Solar, Inc.*	9,068	87,869
FuelCell Energy, Inc.*	9,336	66,285
Ormat Technologies, Inc.	2,478	121,868
Quanta Services, Inc.*	7,262	241,607
ResMed, Inc.*	22,877	79,419
United Rentals, Inc.*	17,625	345,626

		1,508,965

Total Equity Securities (Cost $21,231,726)		19,917,288

	Principal
	Amount

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES — 13.5%
Federal Home Loan Bank Discount Notes, 7/1/08	$3,300,000	3,300,000

Total U.S. Government Agencies And Instrumentalities (Cost $3,300,000)		3,300,000

TOTAL INVESTMENTS (Cost $24,531,726) — 95.2%		23,217,288
Other assets and liabilities, net — 4.7%		1,156,890

NET ASSETS — 100%		$24,374,178

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert World Values Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with three separate portfolios: International Equity, Capital Accumulation, and International Opportunities. International Equity and International Opportunities are registered as diversified portfolios. Capital Accumulation is registered as a non-diversified portfolio. The operation of each series is accounted for separately. International Opportunities began operations on May 31, 2007. International Equity and Capital Accumulation each offer Class A, Class B, Class C, and Class I shares. International Opportunities offers Class A, Class C, and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
The Calvert World Values International Equity Fund and Calvert International Opportunities Fund have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
The following securities were fair valued in good faith under the direction of the Board of Directors as of June 30, 2008:

	Total Investments	% of Net Assets

Capital Accumulation	$1,413,597	1.1%

International Equity	11,249,500	1.8%

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangement: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” — an interpretation of FASB Statement 109 (FIN 48), effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2004 — 2007 for International Equity and Capital Accumulation and tax year ended September 30, 2007 for International Opportunities) for purposes of implementing FIN 48, and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund’s financial statements.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2008, and net realized capital loss carryforwards as of September 30, 2007 with expiration dates:

		Capital	International
	International Equity	Accumulation	Opportunities

Federal income tax cost of investments	$668,340,789	$101,971,679	$24,533,778
Unrealized appreciation	60,873,477	30,289,594	771,835
Unrealized depreciation	(100,177,509)	(2,742,684)	(2,088,325)
Net unrealized appreciation/ (depreciation)	($39,304,032)	$27,546,910	($1,316,490)

Capital Loss Carryforwards

Expiration Date	International Equity

30-Sep-09	$179,742

$179,742

Capital losses may be utilized to offset current and future capital gains until expiration.
The International Equity Fund’s use of net capital loss carryforwards of $179,742 (from Calvert South Africa Fund that merged into the Fund in September 2002) may be limited under certain tax provisions.
NOTE C — AFFILIATED COMPANIES
An affiliated company is a company in which the Fund has a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.
Affiliated companies of the International Equity Fund are as follows:

AFFILIATES	COST	VALUE
GNet Defta Development Holdings LLC	$400,000	$374,984

SEAF Central & Eastern European Growth Fund LLC	353,848	424,814

TOTALS	$753,848	$799,798
NOTE D — OTHER
In connection with certain venture capital investments, the International Equity Fund is committed to future capital calls, which will increase the Fund’s investment in these securities. The aggregate amount of the future capital commitments totals $908,367 at June 30, 2008.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT WORLD VALUES FUND, INC.
By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date: August 28, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date: August 28, 2008

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date: August 28, 2008